Fair Value Measurements Fair Value Measurements - Recurring (Changes in Level 3 Measurements) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Commodity Derivative Contracts (net)
Derivative assets and liabilities classified by the Partnership within Level 3 of the valuation hierarchy [Roll Forward]
Fair value at beginning of period		$ 7	$ 0
Net positions assumed in conjunction with the MarkWest Merger		0	7
Total (loss) gain (realized and unrealized) included in earnings(1)	[1]	(13)	3
Settlements		0	(3)
Fair value at end of period		(6)	7
The amount of total (losses) gains for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at end of period		(6)	2
Embedded Derivatives in Commodity Contracts (net)
Derivative assets and liabilities classified by the Partnership within Level 3 of the valuation hierarchy [Roll Forward]
Fair value at beginning of period		(32)	0
Net positions assumed in conjunction with the MarkWest Merger		0	(38)
Total (loss) gain (realized and unrealized) included in earnings(1)	[1]	(29)	5
Settlements		7	1
Fair value at end of period		(54)	(32)
The amount of total (losses) gains for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at end of period		$ (26)	$ 5

[1]	(1)Gains and losses on Commodity Derivative Contracts classified as Level 3 are recorded in Product sales in the accompanying Consolidated Statements of Income. Gains and losses on Embedded Derivatives in Commodity Contracts are recorded in Cost of revenues and Purchased product costs.